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                                            UNITED STATES
                                            SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549

                                            FORM 13F

                                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

If amended report check here:

Institutional Investment Manager Filing This Report:
Name:                                       St. Paul Travelers Companies, Inc.
Address:                                    385 Washington Street
                                            St. Paul, MN  55102-1396

13F File Number:                            28-62

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                                       Bruce Backberg
Title:                                      Corporate Secretary
Phone:                                      (651) 310-7916

Signature, Place and Date of signing:

/s/ Bruce Backberg, St. Paul, Minnesota, August 10, 2005

Report Type (Check only one.):

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             1
Form 13F Information Table Entry Total:                       34
Form 13F Information Table Value Total:                1,140,090

List of Other Included Managers:

No.            13F Filing Number     Name
01             28-29                 ST. PAUL FIRE AND MARINE INSURANCE COMPANY
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                      FORM 13F INFORMATION TABLE

                                        TITLE OF             VALUE      SHARES  SH/ PUT/ INVESTMT OTHER          VOTING AUTHORITY
     NAME OF ISSUER                     CLASS    CUSIP      (X$1000)    PRN/AMT PRN CALL DSCRETN  MANAGERS   SOLE     SHARED    NONE
-----------------------------           -----    -----      --------    ------- --- ---- -------  --------   ----     ------    ----
ABBEY NATL PLC PFD                      PREF     002920809       842     32,000 SH       SHARED                          32,000
BLACKROCK INVT QULTY MUN TR             COMM     09247D105     2,085    123,900 SH       SHARED                         123,900
BLACKROCK MUN TARGET TRM TR             COMM     09247M105       229     22,500 SH       SHARED                          22,500
CITIGROUP INVST CORP LOAN FD            COMM     17307C107    13,085    988,300 SH       SHARED                         988,300
CRIIMI MAE PFD B CONV$25                PREF     226603207       126      4,800 SH       SHARED                           4,800
DOBSON COMMUNICATIONS CORP              COMM     256069105     1,014    238,140 SH       SHARED                         238,140
DYAX  CORP                              COMM     26746E103         1        255 SH       SHARED                             255
EMMIS COMMS CORP  SER A                 PREF     291525202       113      2,700 SH       SHARED                           2,700
(R) FEDERAL NATIONAL MORTGAGE           COMM     313586109         6        101 SH       SHARED                             101
FORD MOTOR CO CAP TR II  6.50%          PREF     345395206       742     18,400 SH       SHARED                          18,400
GEN MOTORS CORP  5.25                   PREF     370442733       118      6,300 SH       SHARED                           6,300
GENVEC INC                              COMM     37246C109       422    229,380 SH       SHARED                         229,380
IMPAX LABORATORIES INC                  COMM     45256B101     1,745    111,000 SH       SHARED                         111,000
INSURED MUN INCOME FD                   COMM     45809F104     1,150     87,100 SH       SHARED                          87,100
KITTY HAWK, INC                         COMM     498326206        15     13,878 SH       SHARED                          13,878
MEDIWARE INFORMATION SYSTEMS            COMM     584946107     1,156    116,110 SH       SHARED                         116,110
MUNIENHANCED FUND                       COMM     626243109     1,104     95,600 SH       SHARED                          95,600
MUNIVEST FUND                           COMM     626295109     1,897    188,600 SH       SHARED                         188,600
MUNIYIELD INSURED FD INC MUT FD         COMM     62630E107       683     44,800 SH       SHARED                          44,800
MUNIYIELD QUALITY FD II INC             COMM     62630T104     2,430    180,400 SH       SHARED                         180,400
NATL WESTMINSTER BK PLC SER C           PREF     638539882    14,973    575,000 SH       SHARED                         575,000
NUVEEN INVESTMENTS INC                  COMM     67090F106     3,066     81,510 SH       SHARED                          81,510
NUVEEN INVESTMENTS INC                  COMM     67090F106 1,031,178 27,410,362 SH       SOLE              27,410,362
NUVEEN QUAL INCM MUN FD INC             COMM     670977107     1,074     74,300 SH       SHARED                          74,300
ON2 TECHNOLOGIES INC                    COMM     68338A107         1      1,950 SH       SHARED                           1,950
PHASE FORWARD INC                       COMM     71721R406     1,773    260,723 SH       SHARED                         260,723
ROYAL BK OF SCOTLAND PLC  8.0           PREF     780097861     2,176     83,700 SH       SHARED                          83,700
ST PAUL TRAVELERS COMPANIES             COMM     792860108       196      4,967 SH       SHARED                           4,967
ST PAUL TRAVELERS COMPANIES             COMM     792860108    31,529    797,600 SH       SOLE                 797,600
SINCLAIR BROADCASTING GROUP PFD         PREF     829226505        71      1,700 SH       SHARED                           1,700
SPACEHAB INC                            COMM     846243103       281    157,000 SH       SHARED                         157,000
(R) TRANSCEND SERVICES INC              COMM     893929208       445    150,708 SH       SHARED                         150,708
TRUSTREET PROPERTIES INC PFD CV A 7.72% PREF     898404207       114      4,800 SH       SHARED                           4,800
MAX RE CAPITAL LTD                      COMM     G6052F103    24,247  1,058,833 SH       SHARED                       1,058,833